CONSOLIDATED STATEMENTS OF EQUITY (DEFICIT) - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid In Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income [Member]	Parent [Member]	Noncontrolling Interest [Member]	Total
Balances at Dec. 31, 2014	$ 1	$ 327,629	$ (61,270)	$ (4,252)	$ 262,108	$ 0	$ 262,108
Balances (in Shares) at Dec. 31, 2014	5,688,480
Net loss			(184,798)		(184,798)	(282)	(185,080)
Acquisition of subsidiaries						3,945
Foreign currency translation losses				(12,257)	(12,257)	(98)	(12,355)
Issuance of ordinary shares (shares)	701,484
Issuance of ordinary shares, value	$ 0	91,620			91,920		91,920
Repurchase of ordinary shares	$ 0	(20)			(20)
Repurchase of ordinary shares (shares)	(100)
Debt forgiveness by LDK Group		17,804			17,804	14
Exercise of stock options		29			29
Exercise of stock options (in Shares)	788
Share-based compensation expense		38,193			38,193
Balances at Dec. 31, 2015	$ 1	475,555	(246,068)	(16,509)	212,979	3,579	216,558
Balances (in Shares) at Dec. 31, 2015	6,390,652
Net loss			(220,696)		(220,696)	(272)	(220,968)
Foreign currency translation losses				(16,235)	(16,235)	8	(16,227)
Capital contribution from non-controlling interest						731
Issuance of ordinary shares (shares)	25,000
Issuance of ordinary shares, value		5,000			5,000		5,000
Exercise of stock options		49			49
Exercise of stock options (in Shares)	1,000
Share-based compensation expense		1,929			1,929
Balances at Dec. 31, 2016	$ 1	482,533	(466,764)	(32,744)	(16,974)	4,046	(12,928)
Balances (in Shares) at Dec. 31, 2016	6,416,652
Net loss			(91,080)		(91,080)	121	(90,959)
Foreign currency translation losses				(1,130)	(1,130)	(66)	(1,196)
Issuance of ordinary shares (shares)	834,020
Issuance of ordinary shares, value	$ 0	6,641			6,641		6,641
Share-based compensation expense					798		798
Balances at Dec. 31, 2017	$ 1	$ 489,972	$ (557,844)	$ (33,874)	$ (101,745)	$ 4,101	$ (97,644)
Balances (in Shares) at Dec. 31, 2017	7,250,672